Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 10.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	172,032	5,394,924
CenturyLink, Inc.	22,708	272,269
Verizon Communications, Inc.	97,588	5,770,378
		11,437,571
Entertainment 1.8%
Activision Blizzard, Inc.	18,100	824,093
Electronic Arts, Inc.*	7,089	720,455
Netflix, Inc.*	10,310	3,676,134
Take-Two Interactive Software, Inc.*	2,630	248,193
Viacom, Inc. "B"	8,428	236,574
Walt Disney Co.	41,249	4,579,872
		10,285,321
Interactive Media & Services 4.8%
Alphabet, Inc. "A"*	7,071	8,321,789
Alphabet, Inc. "C"*	7,260	8,518,231
Facebook, Inc. "A"*	56,337	9,390,814
TripAdvisor, Inc.*	2,420	124,509
Twitter, Inc.*	17,208	565,799
		26,921,142
Media 1.4%
CBS Corp. "B"	8,180	388,795
Charter Communications, Inc. "A"*	4,095	1,420,597
Comcast Corp. "A"	106,713	4,266,386
Discovery, Inc. "C"*	8,524	216,680
Discovery, Inc. "A"*	3,841	103,784
DISH Network Corp. "A"*	5,414	171,570
Fox Corp. "A"*	8,327	305,684
Fox Corp. "B"*	3,848	138,066
Interpublic Group of Companies, Inc.	9,057	190,288
News Corp. "A"	8,780	109,223
News Corp. "B"	3,121	38,981
Omnicom Group, Inc.	5,300	386,847
		7,736,901
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	6,115	486,081
BorgWarner, Inc.	4,947	190,014
		676,095
Automobiles 0.4%
Ford Motor Co.	92,759	814,424
General Motors Co.	31,035	1,151,399
Harley-Davidson, Inc.	3,699	131,906
		2,097,729
Distributors 0.1%
Genuine Parts Co.	3,412	382,246
LKQ Corp.*	7,525	213,560
		595,806
Diversified Consumer Services 0.0%
H&R Block, Inc.	4,888	117,019
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	9,526	483,159
Chipotle Mexican Grill, Inc.*	578	410,559
Darden Restaurants, Inc.	2,952	358,579
Hilton Worldwide Holdings, Inc.	6,907	574,041
Marriott International, Inc. "A"	6,633	829,722
McDonald's Corp.	18,087	3,434,721
MGM Resorts International	12,169	312,257
Norwegian Cruise Line Holdings Ltd.*	5,074	278,867
Royal Caribbean Cruises Ltd.	4,085	468,223
Starbucks Corp.	29,365	2,182,994
Wynn Resorts Ltd.	2,252	268,709
Yum! Brands, Inc.	7,224	721,027
		10,322,858
Household Durables 0.3%
D.R. Horton, Inc.	7,969	329,757
Garmin Ltd.	2,841	245,320
Leggett & Platt, Inc.	3,043	128,476
Lennar Corp. "A"	6,748	331,259
Mohawk Industries, Inc.*	1,460	184,179
Newell Brands, Inc.	9,161	140,530
PulteGroup, Inc.	5,899	164,936
Whirlpool Corp.	1,520	201,993
		1,726,450
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	9,746	17,355,190
Booking Holdings, Inc.*	1,063	1,854,839
eBay, Inc.	20,292	753,645
Expedia Group, Inc.	2,744	326,536
		20,290,210
Leisure Products 0.1%
Hasbro, Inc.	2,687	228,449
Mattel, Inc.* (a)	7,945	103,285
		331,734
Multiline Retail 0.5%
Dollar General Corp.	6,239	744,313
Dollar Tree, Inc.*	5,628	591,165
Kohl's Corp.	3,919	269,510
Macy's, Inc.	7,290	175,179
Nordstrom, Inc.	2,533	112,414
Target Corp.	12,359	991,933
		2,884,514
Specialty Retail 2.3%
Advance Auto Parts, Inc.	1,671	284,956
AutoZone, Inc.*	591	605,255
Best Buy Co., Inc.	5,543	393,885
CarMax, Inc.*	4,023	280,805
Foot Locker, Inc.	2,692	163,135
Home Depot, Inc.	26,666	5,116,939
L Brands, Inc.	5,340	147,277
Lowe's Companies, Inc.	18,924	2,071,610
O'Reilly Automotive, Inc.*	1,846	716,802
Ross Stores, Inc.	8,757	815,277
The Gap, Inc.	5,113	133,858
Tiffany & Co.	2,589	273,269
TJX Companies, Inc.	29,194	1,553,413
Tractor Supply Co.	2,896	283,113
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,340	467,298
		13,306,892
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.*	3,622	165,706
Hanesbrands, Inc.	8,625	154,215
NIKE, Inc. "B"	29,694	2,500,532
PVH Corp.	1,819	221,827
Ralph Lauren Corp.	1,225	158,858
Tapestry, Inc.	6,851	222,589
Under Armour, Inc. "A"*	4,226	89,338
Under Armour, Inc. "C"*	4,609	86,972
VF Corp.	7,701	669,294
		4,269,331
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp. "B"	3,970	209,536
Coca-Cola Co.	90,825	4,256,059
Constellation Brands, Inc. "A"	3,945	691,677
Molson Coors Brewing Co. "B"	4,455	265,741
Monster Beverage Corp.*	9,196	501,918
PepsiCo, Inc.	33,196	4,068,170
		9,993,101
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	10,400	2,518,256
Kroger Co.	18,730	460,758
Sysco Corp.	11,090	740,369
Walgreens Boots Alliance, Inc.	19,005	1,202,446
Walmart, Inc.	33,621	3,279,056
		8,200,885
Food Products 1.1%
Archer-Daniels-Midland Co.	13,187	568,755
Campbell Soup Co.	4,610	175,779
Conagra Brands, Inc.	11,537	320,036
General Mills, Inc.	14,109	730,141
Hormel Foods Corp.	6,475	289,821
Kellogg Co.	5,865	336,534
Kraft Heinz Co.	14,557	475,286
Lamb Weston Holdings, Inc.	3,482	260,941
McCormick & Co., Inc.	2,916	439,237
Mondelez International, Inc. "A"	34,157	1,705,118
The Hershey Co.	3,254	373,657
The JM Smucker Co.	2,680	312,220
Tyson Foods, Inc. "A"	7,030	488,093
		6,475,618
Household Products 1.7%
Church & Dwight Co., Inc.	5,831	415,342
Clorox Co.	3,046	488,761
Colgate-Palmolive Co.	20,354	1,395,063
Kimberly-Clark Corp.	8,131	1,007,431
Procter & Gamble Co.	59,068	6,146,025
		9,452,622
Personal Products 0.2%
Coty, Inc. "A" (a)	10,851	124,787
Estee Lauder Companies, Inc. "A"	5,166	855,231
		980,018
Tobacco 1.0%
Altria Group, Inc.	44,264	2,542,082
Philip Morris International, Inc.	36,714	3,245,150
		5,787,232
Energy 5.4%
Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	12,197	338,101
Halliburton Co.	20,552	602,174
Helmerich & Payne, Inc.	2,545	141,400
National Oilwell Varco, Inc.	9,031	240,586
Schlumberger Ltd.	32,725	1,425,828
TechnipFMC PLC	10,202	239,951
		2,988,040
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	11,770	535,300
Apache Corp.	8,736	302,790
Cabot Oil & Gas Corp.	9,980	260,478
Chevron Corp.	44,857	5,525,485
Cimarex Energy Co.	2,387	166,851
Concho Resources, Inc.	4,753	527,393
ConocoPhillips	26,802	1,788,765
Devon Energy Corp.	10,287	324,658
Diamondback Energy, Inc.	3,668	372,412
EOG Resources., Inc.	13,713	1,305,203
Exxon Mobil Corp.	100,103	8,088,322
Hess Corp.	6,001	361,440
HollyFrontier Corp.	3,658	180,230
Kinder Morgan, Inc.	45,994	920,340
Marathon Oil Corp.	19,274	322,069
Marathon Petroleum Corp.	15,907	952,034
Noble Energy, Inc.	11,486	284,049
Occidental Petroleum Corp.	17,735	1,174,057
ONEOK, Inc.	9,739	680,172
Phillips 66	9,879	940,184
Pioneer Natural Resources Co.	3,978	605,770
Valero Energy Corp.	9,862	836,593
Williams Companies, Inc.	28,737	825,327
		27,279,922
Financials 12.5%
Banks 5.3%
Bank of America Corp.	212,237	5,855,619
BB&T Corp.	18,091	841,774
Citigroup, Inc.	55,556	3,456,694
Citizens Financial Group, Inc.	10,752	349,440
Comerica, Inc.	3,716	272,457
Fifth Third Bancorp.	18,182	458,550
First Republic Bank	3,888	390,588
Huntington Bancshares, Inc.	24,776	314,160
JPMorgan Chase & Co.	77,382	7,833,380
KeyCorp	23,625	372,094
M&T Bank Corp.	3,294	517,224
People's United Financial, Inc.	9,287	152,678
PNC Financial Services Group, Inc.	10,721	1,315,038
Regions Financial Corp.	23,968	339,147
SunTrust Banks, Inc.	10,414	617,030
SVB Financial Group*	1,229	273,280
U.S. Bancorp.	35,497	1,710,600
Wells Fargo & Co.	96,747	4,674,815
Zions Bancorp. NA	4,365	198,215
		29,942,783
Capital Markets 2.6%
Affiliated Managers Group, Inc.	1,247	133,566
Ameriprise Financial, Inc.	3,176	406,846
Bank of New York Mellon Corp.	20,750	1,046,422
BlackRock, Inc.	2,874	1,228,261
Cboe Global Markets, Inc.	2,652	253,107
Charles Schwab Corp.	28,017	1,198,007
CME Group, Inc.	8,451	1,390,866
E*TRADE Financial Corp.	5,799	269,248
Franklin Resources., Inc.	7,009	232,278
Intercontinental Exchange, Inc.	13,481	1,026,443
Invesco Ltd.	9,298	179,544
Moody's Corp.	3,907	707,519
Morgan Stanley	30,694	1,295,287
MSCI, Inc.	1,991	395,890
Nasdaq, Inc.	2,707	236,835
Northern Trust Corp.	5,172	467,601
Raymond James Financial, Inc.	2,965	238,416
S&P Global, Inc.	5,893	1,240,771
State Street Corp.	8,991	591,698
T. Rowe Price Group, Inc.	5,566	557,268
The Goldman Sachs Group., Inc.	8,079	1,551,087
		14,646,960
Consumer Finance 0.7%
American Express Co.	16,337	1,785,634
Capital One Financial Corp.	11,026	900,714
Discover Financial Services	7,726	549,782
Synchrony Financial	15,495	494,291
		3,730,421
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	45,944	9,229,690
Jefferies Financial Group, Inc.	6,358	119,467
		9,349,157
Insurance 2.3%
Aflac, Inc.	17,721	886,050
Allstate Corp.	7,856	739,878
American International Group, Inc.	20,531	884,065
Aon PLC	5,655	965,308
Arthur J. Gallagher & Co.	4,350	339,735
Assurant, Inc.	1,460	138,569
Brighthouse Financial, Inc.*	2,663	96,640
Chubb Ltd.	10,825	1,516,366
Cincinnati Financial Corp.	3,595	308,810
Everest Re Group Ltd.	972	209,913
Hartford Financial Services Group, Inc.	8,521	423,664
Lincoln National Corp.	4,822	283,051
Loews Corp.	6,547	313,798
Marsh & McLennan Companies, Inc.	11,951	1,122,199
MetLife, Inc.	22,622	963,019
Principal Financial Group, Inc.	6,102	306,259
Progressive Corp.	13,806	995,275
Prudential Financial, Inc.	9,628	884,621
The Travelers Companies, Inc.	6,216	852,587
Torchmark Corp.	2,350	192,582
Unum Group	5,155	174,394
Willis Towers Watson PLC	3,034	532,922
		13,129,705
Health Care 14.4%
Biotechnology 2.3%
AbbVie, Inc.	34,839	2,807,675
Alexion Pharmaceuticals, Inc.*	5,275	713,075
Amgen, Inc.	14,698	2,792,326
Biogen., Inc.*	4,646	1,098,221
Celgene Corp.*	16,586	1,564,723
Gilead Sciences, Inc.	30,120	1,958,101
Incyte Corp.*	4,190	360,382
Regeneron Pharmaceuticals, Inc.*	1,850	759,647
Vertex Pharmaceuticals, Inc.*	6,043	1,111,610
		13,165,760
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	41,493	3,316,951
ABIOMED, Inc.*	1,067	304,725
Align Technology, Inc.*	1,708	485,636
Baxter International, Inc.	11,256	915,225
Becton, Dickinson & Co.	6,356	1,587,284
Boston Scientific Corp.*	32,736	1,256,408
Danaher Corp.	14,842	1,959,441
DENTSPLY SIRONA, Inc.	5,292	262,430
Edwards Lifesciences Corp.*	4,905	938,474
Hologic, Inc.*	6,271	303,516
IDEXX Laboratories, Inc.*	2,020	451,672
Intuitive Surgical, Inc.*	2,704	1,542,848
Medtronic PLC	31,684	2,885,779
ResMed, Inc.	3,393	352,770
Stryker Corp.	7,290	1,439,921
Teleflex, Inc.	1,088	328,750
The Cooper Companies, Inc.	1,171	346,815
Varian Medical Systems, Inc.*	2,131	302,005
Zimmer Biomet Holdings, Inc.	4,826	616,280
		19,596,930
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	3,707	294,781
Anthem, Inc.	6,072	1,742,542
Cardinal Health, Inc.	7,088	341,287
Centene Corp.*	9,786	519,637
Cigna Corp.*	8,988	1,445,450
CVS Health Corp.	30,619	1,651,283
DaVita, Inc.*	2,978	161,676
HCA Healthcare, Inc.	6,305	822,046
Henry Schein, Inc.*	3,638	218,680
Humana, Inc.	3,191	848,806
Laboratory Corp. of America Holdings*	2,351	359,656
McKesson Corp.	4,516	528,643
Quest Diagnostics, Inc.	3,138	282,169
UnitedHealth Group, Inc.	22,660	5,602,911
Universal Health Services, Inc. "B"	1,960	262,189
WellCare Health Plans, Inc.*	1,189	320,733
		15,402,489
Health Care Technology 0.1%
Cerner Corp.*	7,696	440,288
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	7,479	601,162
Illumina, Inc.*	3,477	1,080,269
IQVIA Holdings, Inc.*	3,763	541,308
Mettler-Toledo International, Inc.*	584	422,232
PerkinElmer, Inc.	2,629	253,330
Thermo Fisher Scientific, Inc.	9,506	2,601,982
Waters Corp.*	1,684	423,880
		5,924,163
Pharmaceuticals 4.7%
Allergan PLC	7,380	1,080,506
Bristol-Myers Squibb Co.	38,548	1,839,125
Eli Lilly & Co.	20,401	2,647,234
Johnson & Johnson	62,889	8,791,253
Merck & Co., Inc.	60,934	5,067,881
Mylan NV*	12,312	348,922
Nektar Therapeutics*	4,204	141,254
Perrigo Co. PLC	3,035	146,166
Pfizer, Inc.	131,122	5,568,751
Zoetis, Inc.	11,282	1,135,759
		26,766,851
Industrials 9.3%
Aerospace & Defense 2.5%
Arconic, Inc.	10,154	194,043
Boeing Co.	12,416	4,735,711
General Dynamics Corp.	6,396	1,082,715
Harris Corp.	2,760	440,800
Huntington Ingalls Industries, Inc.	975	202,020
L3 Technologies, Inc.	1,886	389,214
Lockheed Martin Corp.	5,811	1,744,230
Northrop Grumman Corp.	4,007	1,080,287
Raytheon Co.	6,677	1,215,748
Textron, Inc.	5,523	279,795
TransDigm Group, Inc.*	1,148	521,180
United Technologies Corp.	19,144	2,467,470
		14,353,213
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	3,273	284,718
Expeditors International of Washington, Inc.	4,105	311,570
FedEx Corp.	5,649	1,024,785
United Parcel Service, Inc. "B"	16,430	1,835,888
		3,456,961
Airlines 0.4%
Alaska Air Group, Inc.	2,928	164,319
American Airlines Group, Inc.	9,531	302,705
Delta Air Lines, Inc.	14,523	750,113
Southwest Airlines Co.	11,710	607,866
United Continental Holdings, Inc.*	5,317	424,190
		2,249,193
Building Products 0.3%
A.O. Smith Corp.	3,293	175,583
Allegion PLC	2,235	202,737
Fortune Brands Home & Security, Inc.	3,234	153,971
Johnson Controls International PLC	21,656	799,972
Masco Corp.	6,948	273,126
		1,605,389
Commercial Services & Supplies 0.4%
Cintas Corp.	1,994	403,007
Copart, Inc.*	4,807	291,256
Republic Services, Inc.	5,065	407,125
Rollins, Inc.	3,415	142,132
Waste Management, Inc.	9,207	956,700
		2,200,220
Construction & Engineering 0.1%
Fluor Corp.	3,302	121,514
Jacobs Engineering Group, Inc.	2,807	211,058
Quanta Services, Inc.	3,265	123,221
		455,793
Electrical Equipment 0.5%
AMETEK, Inc.	5,389	447,125
Eaton Corp. PLC	9,986	804,472
Emerson Electric Co.	14,491	992,199
Rockwell Automation, Inc.	2,835	497,429
		2,741,225
Industrial Conglomerates 1.5%
3M Co.	13,605	2,826,847
General Electric Co.	205,572	2,053,664
Honeywell International, Inc.	17,237	2,739,304
Roper Technologies, Inc.	2,454	839,195
		8,459,010
Machinery 1.5%
Caterpillar, Inc.	13,592	1,841,580
Cummins, Inc.	3,415	539,126
Deere & Co.	7,502	1,199,120
Dover Corp.	3,396	318,545
Flowserve Corp.	3,139	141,695
Fortive Corp.	6,989	586,307
Illinois Tool Works, Inc.	7,121	1,022,077
Ingersoll-Rand PLC	5,697	614,991
PACCAR, Inc.	8,173	556,908
Parker-Hannifin Corp.	3,034	520,695
Pentair PLC	3,721	165,622
Snap-on, Inc.	1,318	206,293
Stanley Black & Decker, Inc.	3,584	488,033
Wabtec Corp.	3,298	243,129
Xylem, Inc.	4,272	337,659
		8,781,780
Professional Services 0.3%
Equifax, Inc.	2,876	340,806
IHS Markit Ltd.*	8,574	466,254
Nielsen Holdings PLC	8,423	199,372
Robert Half International, Inc.	2,755	179,516
Verisk Analytics, Inc.	3,843	511,119
		1,697,067
Road & Rail 1.0%
CSX Corp.	18,279	1,367,635
J.B. Hunt Transport Services, Inc.	2,080	210,683
Kansas City Southern	2,396	277,888
Norfolk Southern Corp.	6,307	1,178,715
Union Pacific Corp.	17,068	2,853,770
		5,888,691
Trading Companies & Distributors 0.2%
Fastenal Co.	6,827	439,045
United Rentals, Inc.*	1,889	215,818
W.W. Grainger, Inc.	1,054	317,180
		972,043
Information Technology 20.9%
Communications Equipment 1.2%
Arista Networks, Inc.*	1,228	386,157
Cisco Systems, Inc.	103,951	5,612,314
F5 Networks, Inc.*	1,392	218,447
Juniper Networks, Inc.	8,282	219,224
Motorola Solutions, Inc.	3,892	546,515
		6,982,657
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	7,076	668,257
Corning, Inc.	18,462	611,092
FLIR Systems, Inc.	3,253	154,778
IPG Photonics Corp.*	812	123,245
Keysight Technologies, Inc.*	4,478	390,482
TE Connectivity Ltd.	8,048	649,876
		2,597,730
IT Services 5.1%
Accenture PLC "A"	15,054	2,649,805
Akamai Technologies, Inc.*	3,860	276,801
Alliance Data Systems Corp.	1,068	186,879
Automatic Data Processing, Inc.	10,274	1,641,169
Broadridge Financial Solutions, Inc.	2,706	280,585
Cognizant Technology Solutions Corp. "A"	13,590	984,595
DXC Technology Co.	6,314	406,053
Fidelity National Information Services, Inc.	7,603	859,899
Fiserv, Inc.*	9,229	814,736
FleetCor Technologies, Inc.*	2,022	498,605
Gartner, Inc.*	2,146	325,505
Global Payments, Inc.	3,744	511,131
International Business Machines Corp.	21,012	2,964,793
Jack Henry & Associates, Inc.	1,850	256,669
Mastercard, Inc. "A"	21,326	5,021,207
Paychex, Inc.	7,582	608,076
PayPal Holdings, Inc.*	27,738	2,880,314
Total System Services, Inc.	3,885	369,114
VeriSign, Inc.*	2,492	452,448
Visa, Inc. "A"	41,336	6,456,270
Western Union Co.	10,165	187,748
		28,632,402
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	20,896	533,266
Analog Devices, Inc.	8,701	915,954
Applied Materials, Inc.	22,381	887,630
Broadcom, Inc.	9,354	2,812,841
Intel Corp.	106,201	5,702,994
KLA-Tencor Corp.	3,877	462,953
Lam Research Corp.	3,594	643,362
Maxim Integrated Products, Inc.	6,410	340,820
Microchip Technology, Inc.	5,633	467,314
Micron Technology, Inc.*	26,504	1,095,410
NVIDIA Corp.	14,317	2,570,760
Qorvo, Inc.*	2,934	210,456
QUALCOMM., Inc.	28,605	1,631,343
Skyworks Solutions, Inc.	4,129	340,560
Texas Instruments, Inc.	22,141	2,348,496
Xilinx, Inc.	6,009	761,881
		21,726,040
Software 6.3%
Adobe, Inc.*	11,513	3,068,100
ANSYS, Inc.*	1,973	360,487
Autodesk, Inc.*	5,191	808,862
Cadence Design Systems, Inc.*	6,618	420,309
Citrix Systems, Inc.	2,968	295,791
Fortinet, Inc.*	3,438	288,689
Intuit, Inc.	6,125	1,601,136
Microsoft Corp.	181,215	21,372,497
Oracle Corp.	60,173	3,231,892
Red Hat, Inc.*	4,193	766,061
salesforce.com, Inc.*	18,055	2,859,370
Symantec Corp.	15,166	348,666
Synopsys, Inc.*	3,533	406,825
		35,828,685
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	105,803	20,097,280
Hewlett Packard Enterprise Co.	32,418	500,210
HP, Inc.	36,136	702,123
NetApp, Inc.	5,854	405,916
Seagate Technology PLC	6,036	289,064
Western Digital Corp.	6,865	329,932
Xerox Corp.	4,686	149,858
		22,474,383
Materials 2.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	5,205	993,947
Albemarle Corp.	2,544	208,557
Celanese Corp.	3,005	296,323
CF Industries Holdings, Inc.	5,318	217,400
DowDuPont, Inc.	53,229	2,837,638
Eastman Chemical Co.	3,327	252,453
Ecolab, Inc.	5,973	1,054,473
FMC Corp.	3,226	247,821
International Flavors & Fragrances, Inc.	2,409	310,255
Linde PLC	13,012	2,289,201
LyondellBasell Industries NV "A"	7,173	603,106
PPG Industries, Inc.	5,557	627,218
The Mosaic Co.	8,432	230,278
The Sherwin-Williams Co.	1,915	824,810
		10,993,480
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,484	298,551
Vulcan Materials Co.	3,140	371,776
		670,327
Containers & Packaging 0.3%
Avery Dennison Corp.	1,963	221,819
Ball Corp.	7,885	456,226
International Paper Co.	9,508	439,935
Packaging Corp. of America	2,246	223,208
Sealed Air Corp.	3,699	170,376
WestRock Co.	6,029	231,212
		1,742,776
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	34,468	444,293
Newmont Mining Corp.	12,608	450,988
Nucor Corp.	7,158	417,669
		1,312,950
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	2,633	375,360
American Tower Corp.	10,416	2,052,577
Apartment Investment & Management Co. "A"	3,738	187,984
AvalonBay Communities, Inc.	3,280	658,394
Boston Properties, Inc.	3,656	489,465
Crown Castle International Corp.	9,807	1,255,296
Digital Realty Trust, Inc.	4,896	582,624
Duke Realty Corp.	8,484	259,441
Equinix, Inc.	1,966	890,913
Equity Residential	8,733	657,770
Essex Property Trust, Inc.	1,563	452,082
Extra Space Storage, Inc.	3,026	308,380
Federal Realty Investment Trust	1,737	239,445
HCP, Inc.	11,344	355,067
Host Hotels & Resorts, Inc.	17,249	326,006
Iron Mountain, Inc.	6,655	235,986
Kimco Realty Corp.	10,024	185,444
Mid-America Apartment Communities, Inc.	2,714	296,722
Prologis, Inc.	14,895	1,071,695
Public Storage	3,558	774,861
Realty Income Corp.	7,110	523,012
Regency Centers Corp.	3,995	269,623
SBA Communications Corp. *	2,643	527,701
Simon Property Group, Inc.	7,312	1,332,320
SL Green Realty Corp.	2,018	181,459
The Macerich Co.	2,568	111,323
UDR, Inc.	6,582	299,218
Ventas, Inc.	8,372	534,217
Vornado Realty Trust	4,125	278,190
Welltower, Inc.	9,092	705,539
Weyerhaeuser Co.	17,589	463,294
		16,881,408
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	7,343	363,111
Utilities 3.3%
Electric Utilities 1.9%
Alliant Energy Corp.	5,600	263,928
American Electric Power Co., Inc.	11,605	971,919
Duke Energy Corp.	17,142	1,542,780
Edison International	7,738	479,137
Entergy Corp.	4,432	423,832
Evergy, Inc.	5,979	347,081
Eversource Energy	7,498	531,983
Exelon Corp.	22,908	1,148,378
FirstEnergy Corp.	11,823	491,955
NextEra Energy, Inc.	11,290	2,182,583
Pinnacle West Capital Corp.	2,677	255,868
PPL Corp.	17,123	543,484
Southern Co.	24,410	1,261,509
Xcel Energy, Inc.	12,082	679,129
		11,123,566
Gas Utilities 0.1%
Atmos Energy Corp.	2,793	287,484
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	15,627	282,536
NRG Energy, Inc.	6,711	285,083
		567,619
Multi-Utilities 1.1%
Ameren Corp.	5,814	427,620
CenterPoint Energy, Inc.	11,923	366,036
CMS Energy Corp.	6,747	374,728
Consolidated Edison, Inc.	7,523	638,026
Dominion Energy, Inc	18,851	1,445,118
DTE Energy Co.	4,327	539,750
NiSource, Inc.	8,852	253,698
Public Service Enterprise Group, Inc.	11,892	706,504
Sempra Energy	6,498	817,838
WEC Energy Group, Inc.	7,455	589,541
		6,158,859
Water Utilities 0.1%
American Water Works Co., Inc.	4,263	444,460
Total Common Stocks (Cost $271,895,307)		557,901,040
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bill, 2.42% **, 7/18/2019 (b) (Cost $580,753)	585,000	580,856
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d) (Cost $234,743)	234,743	234,743
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.47% (c) (Cost $7,001,286)	7,001,286	7,001,286
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $279,712,089)	100.0	565,717,925
Other Assets and Liabilities, Net	0.0	234,385
Net Assets	100.0	565,952,310

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d)
564,200	—	329,457 (e)	—	—	922	—	234,743	234,743
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.47% (c)
3,904,662	15,163,807	12,067,183	—	—	31,281	—	7,001,286	7,001,286
4,468,862	15,163,807	12,396,640	—	—	32,203	—	7,236,029	7,236,029

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $228,059, which is 0.1% of net assets.
(b)	At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/21/2019	57	7,926,222	8,087,730	161,508

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$557,901,040	$—	$—	$557,901,040
Government & Agency Obligations	—	580,856	—	580,856
Short-Term Investments (f)	7,236,029	—	—	7,236,029
Derivatives (g)
Futures Contracts	$161,508	$—	$—	$161,508
Total	$565,298,577	$580,856	$—	$565,879,433

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 161,508